Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Federal:
Current	$ 113.1	$ (27.8)		$ (138.2)
Deferred	(88.8)	182.6		146.9
Total Federal	24.3	154.8		8.7
Current	26.6	6.0		(16.7)
Deferred	(45.5)	(45.3)		48.5
Total State and Local	(18.9)	(39.3)		31.8
Income Tax Expense (Benefit):
Income Tax Expense/Benefit	5.4	115.5		40.5
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income	2,305.6	2,488.1		2,196.7
Less: Equity Earnings	109.4	(91.7)		(91.1)
Income Tax Expense/Benefit	5.4	115.5		40.5
Pretax Income	2,309.6	2,600.2		2,234.3
Income Taxes on Pretax Income at Statutory Rate (21%)	$ 485.0	$ 546.0		$ 469.2
Federal Statutory Income Tax Rate	21.00%	21.00%		21.00%
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
Depreciation	$ 17.1	$ 25.9		$ 26.5
Income Tax Reconciliation Nondeductible Expense Permanent Miscellaneous	11.5	(1.3)		(9.7)
Investment Tax Credit Amortization	(14.3)	(22.0)		(18.8)
Production Tax Credits	(197.1)	(98.8)		(83.1)
State and Local Income Taxes, Net	(14.0)	39.4		25.1
Removal Costs	(26.5)	(20.0)		(18.6)
AFUDC	(29.3)	(30.6)		(32.5)
Increase Decrease in Income Taxes Due to Tax Reserve Adjustments	0.0	(55.1)	[1]	0.0
Tax Reform Excess ADIT Reversal	(214.5)	(255.6)		(268.2)
Federal Return to Provision	(17.4)	(1.6)		(2.6)
CARES Act Provision	0.0	0.0		(48.0)
Other	4.9	(10.8)		1.2
Income Tax Expense/Benefit	$ 5.4	$ 115.5		$ 40.5
Effective Income Tax Rate	0.20%	4.40%		1.80%
Net Deferred Tax Liability and Significant Temporary Differences
Deferred Tax Assets	$ 3,567.4	$ 3,347.1
Deferred Tax Liabilities	(12,464.3)	(11,991.2)
Property Related Temporary Differences	(7,788.1)	(7,346.4)
Amounts Due from Customers for Future Federal Income Taxes	962.7	1,086.6
Deferred State Income Taxes	(1,049.3)	(1,211.8)
Securitized Assets	(98.9)	(128.8)
Regulatory Assets	(865.2)	(746.6)
Accrued Nuclear Decommissioning	(632.7)	(743.2)
Net Operating Loss Carryforward	132.4	303.2
Deferred Tax Assets, Tax Credit Carryforwards [Abstract]
Tax Credit Carryforward	612.0	440.1
Operating Lease Liability	142.9	116.3
Investment in Partnership	(338.9)	(392.1)
All Other, Net	44.8	41.0
Net Deferred Tax Liabilities	(8,896.9)	(8,644.1)
Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
Balance at January 1,	14.3	13.2		$ 24.1
Increase - Tax Positions Taken During a Prior Period	5.1	1.2		0.6
Decrease - Tax Positions Taken During a Prior Period	0.0	(3.2)		(14.5)
Increase - Tax Positions Taken During the Current Year	3.8	3.1		3.0
Decrease - Settlements with Taxing Authorities	0.0	0.0		0.0
Decrease - Lapse of the Applicable Statute of Limitations	0.0	0.0		0.0
Balance at December 31,	23.2	14.3		13.2
Tax Contingency [Abstract]
Unrecognized Tax Benefits, if Recognized - Amount	23.0	14.0		12.0
Income Taxes (Textuals) [Abstract]
Valuation Allowance	(28.2)	(25.0)
Income Tax Expense/Benefit	5.4	115.5		40.5
Income Taxes Receivable		95.0
Income Tax Expense Re-Measurement		23.0
Operating Income (Loss)	(3,482.7)	(3,411.3)		(2,987.7)
Deferred Revenue	7.1	8.8
Liability, Retirement and Postemployment Benefits	2.5	(46.2)
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions	5.1	1.2		0.6
Unrecognized Tax Benefits, Decrease Resulting from Prior Period Tax Positions	0.0	3.2		14.5
Unrecognized Tax Benefits, Increase Resulting from Current Period Tax Positions	3.8	3.1		3.0
Unrecognized Tax Benefits, Decrease Resulting from Current Period Tax Positions	0.0	0.0		0.0
Unrecognized Tax Benefits, Decrease Resulting from Settlements with Taxing Authorities	0.0	0.0		0.0
Unrecognized Tax Benefits, Reduction Resulting from Lapse of Applicable Statute of Limitations	0.0	0.0		0.0
Unrecognized Tax Benefits	$ 23.2	14.3		13.2
Income Tax Expense (Benefit), Continuing Operations, Adjustment of Deferred Tax (Asset) Liability				48.0
Minimum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date	Dec. 31, 2036
Maximum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date	Dec. 31, 2041
AEP Texas Inc. [Member]
Federal:
Current	$ 29.0	(1.2)		5.2
Deferred	41.4	40.5		(15.4)
Total Federal	70.4	39.3		(10.2)
Current	2.2	3.0		(0.1)
Deferred	0.0	0.8		(0.9)
Total State and Local	2.2	3.8		(1.0)
Income Tax Expense (Benefit):
Income Tax Expense/Benefit	72.6	43.1		(11.2)
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income	307.9	289.8		241.0
Income Tax Expense/Benefit	72.6	43.1		(11.2)
Pretax Income	380.5	332.9		229.8
Income Taxes on Pretax Income at Statutory Rate (21%)	$ 79.9	$ 69.9		$ 48.3
Federal Statutory Income Tax Rate	21.00%	21.00%		21.00%
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
State and Local Income Taxes, Net	$ 1.7	$ 2.4		$ (0.8)
AFUDC	(4.1)	(4.5)		(4.1)
Parent Company Loss Benefit	0.0	(3.2)		(4.5)
Tax Reform Excess ADIT Reversal	(5.5)	(21.3)		(47.9)
Other	0.6	(0.2)		(2.2)
Income Tax Expense/Benefit	$ 72.6	$ 43.1		$ (11.2)
Effective Income Tax Rate	19.10%	12.90%		(4.90%)
Net Deferred Tax Liability and Significant Temporary Differences
Deferred Tax Assets	$ 177.0	$ 173.8
Deferred Tax Liabilities	(1,321.2)	(1,262.7)
Property Related Temporary Differences	(1,130.7)	(1,060.2)
Amounts Due from Customers for Future Federal Income Taxes	111.0	110.0
Deferred State Income Taxes	(36.6)	(32.2)
Securitized Transition Assets	(65.0)	(84.4)
Regulatory Assets	(48.9)	(45.1)
Deferred Tax Assets, Tax Credit Carryforwards [Abstract]
Operating Lease Liability	20.3	15.8
All Other, Net	5.7	7.2
Net Deferred Tax Liabilities	(1,144.2)	(1,088.9)
Income Taxes (Textuals) [Abstract]
Income Tax Expense/Benefit	72.6	43.1		$ (11.2)
Operating Income (Loss)	$ (549.2)	(476.0)		(369.6)
AEP Texas Inc. [Member] | Minimum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date	Dec. 31, 2036
AEP Texas Inc. [Member] | Maximum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date	Dec. 31, 2041
AEP Transmission Co [Member]
Federal:
Current	$ 98.0	69.8		22.2
Deferred	46.0	54.1		65.4
Total Federal	144.0	123.9		87.6
Current	8.8	5.8		2.8
Deferred	16.3	14.4		16.3
Total State and Local	25.1	20.2		19.1
Income Tax Expense (Benefit):
Income Tax Expense/Benefit	169.1	144.1		106.7
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income	594.2	591.7		423.4
Income Tax Expense/Benefit	169.1	144.1		106.7
Pretax Income	763.3	735.8		530.1
Income Taxes on Pretax Income at Statutory Rate (21%)	$ 160.3	$ 154.5		$ 111.3
Federal Statutory Income Tax Rate	21.00%	21.00%		21.00%
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
State and Local Income Taxes, Net	$ 19.8	$ 19.8		$ 15.1
AFUDC	(14.8)	(14.1)		(15.5)
Parent Company Loss Benefit	0.0	(18.3)		(7.0)
Other	3.8	2.2		2.8
Income Tax Expense/Benefit	$ 169.1	$ 144.1		$ 106.7
Effective Income Tax Rate	22.20%	19.60%		20.10%
Net Deferred Tax Liability and Significant Temporary Differences
Deferred Tax Assets	$ 165.0	$ 161.2
Deferred Tax Liabilities	(1,221.5)	(1,139.5)
Property Related Temporary Differences	(1,081.5)	(1,012.4)
Amounts Due from Customers for Future Federal Income Taxes	118.5	120.1
Deferred State Income Taxes	(108.1)	(97.0)
Regulatory Assets	(1.1)	(1.3)
Net Operating Loss Carryforward	5.5	8.1
Deferred Tax Assets, Tax Credit Carryforwards [Abstract]
Tax Credit Carryforward	0.2	0.1
Operating Lease Liability	0.3	0.1
Investment in Partnership	(0.1)	(0.1)
All Other, Net	9.8	4.1
Net Deferred Tax Liabilities	(1,056.5)	(978.3)
Income Taxes (Textuals) [Abstract]
Income Tax Expense/Benefit	169.1	144.1		$ 106.7
Operating Income (Loss)	$ (853.7)	(809.3)		(581.5)
AEP Transmission Co [Member] | Minimum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date	Dec. 31, 2036
AEP Transmission Co [Member] | Maximum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date	Dec. 31, 2041
Appalachian Power Co [Member]
Federal:
Current	$ (61.0)	5.0		21.4
Deferred	86.6	14.9		(27.1)
Total Federal	25.6	19.9		(5.7)
Current	(0.4)	2.2		9.3
Deferred	(7.0)	0.0		0.7
Total State and Local	(7.4)	2.2		10.0
Income Tax Expense (Benefit):
Income Tax Expense/Benefit	18.2	22.1		4.3
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income	394.2	348.9		369.7
Income Tax Expense/Benefit	18.2	22.1		4.3
Pretax Income	412.4	371.0		374.0
Income Taxes on Pretax Income at Statutory Rate (21%)	$ 86.6	$ 77.9		$ 78.5
Federal Statutory Income Tax Rate	21.00%	21.00%		21.00%
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
Depreciation	$ 4.7	$ 11.7		$ 12.7
State and Local Income Taxes, Net	(5.9)	2.1		7.9
Removal Costs	(9.8)	(7.3)		(5.7)
AFUDC	(3.7)	(4.6)		(4.5)
Parent Company Loss Benefit	0.0	0.0		(6.2)
Increase Decrease in Income Taxes Due to Tax Reserve Adjustments	0.0	4.5	[1]	0.0
Tax Reform Excess ADIT Reversal	(50.9)	(60.5)		(72.3)
Federal Return to Provision	(2.8)	(1.6)		(7.2)
Other	0.0	(0.1)		1.1
Income Tax Expense/Benefit	$ 18.2	$ 22.1		$ 4.3
Effective Income Tax Rate	4.40%	6.00%		1.10%
Net Deferred Tax Liability and Significant Temporary Differences
Deferred Tax Assets	$ 510.3	$ 495.1
Deferred Tax Liabilities	(2,502.5)	(2,299.8)
Property Related Temporary Differences	(1,509.8)	(1,476.5)
Amounts Due from Customers for Future Federal Income Taxes	163.0	182.1
Deferred State Income Taxes	(318.5)	(288.8)
Securitized Assets	(33.9)	(39.3)
Regulatory Assets	(301.2)	(177.0)
Deferred Tax Assets, Tax Credit Carryforwards [Abstract]
Operating Lease Liability	15.6	14.2
All Other, Net	(7.4)	(19.4)
Net Deferred Tax Liabilities	(1,992.2)	(1,804.7)
Income Taxes (Textuals) [Abstract]
Income Tax Expense/Benefit	18.2	22.1		$ 4.3
Operating Income (Loss)	$ (602.1)	(549.4)		(556.6)
Appalachian Power Co [Member] | Minimum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date	Dec. 31, 2036
Appalachian Power Co [Member] | Maximum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date	Dec. 31, 2041
Indiana Michigan Power Co [Member]
Federal:
Current	$ 43.4	26.9		11.3
Deferred	(51.3)	(35.5)		(20.6)
Total Federal	(7.9)	(8.6)		(9.3)
Current	10.9	(0.6)		1.9
Deferred	1.2	(1.4)		(0.1)
Total State and Local	12.1	(2.0)		1.8
Income Tax Expense (Benefit):
Income Tax Expense/Benefit	4.2	(10.6)		(7.5)
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income	324.7	279.8		284.8
Income Tax Expense/Benefit	4.2	(10.6)		(7.5)
Pretax Income	328.9	269.2		277.3
Income Taxes on Pretax Income at Statutory Rate (21%)	$ 69.1	$ 56.5		$ 58.2
Federal Statutory Income Tax Rate	21.00%	21.00%		21.00%
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
Depreciation	$ 2.9	$ 3.5		$ 1.6
Investment Tax Credit Amortization	(3.1)	(6.4)		(4.5)
State and Local Income Taxes, Net	9.6	(1.3)		1.5
Removal Costs	(12.4)	(9.7)		(10.5)
AFUDC	(2.1)	(2.7)		(2.4)
Parent Company Loss Benefit	0.0	(2.8)		(6.4)
Tax Reform Excess ADIT Reversal	(54.0)	(46.3)		(46.8)
Federal Return to Provision	(6.2)	(0.6)		1.8
Other	0.4	(0.8)		0.0
Income Tax Expense/Benefit	$ 4.2	$ (10.6)		$ (7.5)
Effective Income Tax Rate	1.30%	(3.90%)		(2.70%)
Net Deferred Tax Liability and Significant Temporary Differences
Deferred Tax Assets	$ 933.7	$ 1,072.2
Deferred Tax Liabilities	(2,090.7)	(2,172.4)
Property Related Temporary Differences	(398.0)	(286.2)
Amounts Due from Customers for Future Federal Income Taxes	114.3	135.5
Deferred State Income Taxes	(227.0)	(222.0)
Regulatory Assets	(29.5)	(23.6)
Accrued Nuclear Decommissioning	(632.7)	(743.2)
Deferred Tax Assets, Tax Credit Carryforwards [Abstract]
Operating Lease Liability	13.6	13.5
All Other, Net	2.3	25.8
Net Deferred Tax Liabilities	(1,157.0)	(1,100.2)
Income Taxes (Textuals) [Abstract]
Income Tax Expense/Benefit	4.2	(10.6)		$ (7.5)
Operating Income (Loss)	$ (419.9)	(357.9)		(362.9)
Indiana Michigan Power Co [Member] | Minimum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date	Dec. 31, 2036
Indiana Michigan Power Co [Member] | Maximum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date	Dec. 31, 2041
Ohio Power Co [Member]
Federal:
Current	$ (27.0)	6.8		(26.6)
Deferred	73.3	25.2		74.0
Total Federal	46.3	32.0		47.4
Current	(0.3)	(3.1)		(5.4)
Deferred	(1.8)	5.5		3.2
Total State and Local	(2.1)	2.4		(2.2)
Income Tax Expense (Benefit):
Income Tax Expense/Benefit	44.2	34.4		45.2
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income	287.8	253.6		271.4
Less: Equity Earnings	(0.6)	0.0		0.0
Income Tax Expense/Benefit	44.2	34.4		45.2
Pretax Income	331.4	288.0		316.6
Income Taxes on Pretax Income at Statutory Rate (21%)	$ 69.6	$ 60.5		$ 66.5
Federal Statutory Income Tax Rate	21.00%	21.00%		21.00%
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
Depreciation	$ 3.0	$ 2.2		$ 3.7
State and Local Income Taxes, Net	(1.6)	0.0		(1.7)
AFUDC	(2.9)	(2.3)		(2.6)
Increase Decrease in Income Taxes Due to Tax Reserve Adjustments	0.0	8.9	[1]	0.0
Tax Reform Excess ADIT Reversal	(27.5)	(32.6)		(27.2)
Federal Return to Provision	3.5	(1.2)		6.5
Other	0.1	(1.1)		0.0
Income Tax Expense/Benefit	$ 44.2	$ 34.4		$ 45.2
Effective Income Tax Rate	13.30%	11.90%		14.30%
Net Deferred Tax Liability and Significant Temporary Differences
Deferred Tax Assets	$ 218.8	$ 204.4
Deferred Tax Liabilities	(1,319.9)	(1,205.3)
Property Related Temporary Differences	(1,133.8)	(1,042.0)
Amounts Due from Customers for Future Federal Income Taxes	112.6	117.7
Deferred State Income Taxes	(59.6)	(58.8)
Regulatory Assets	(57.6)	(39.8)
Deferred Tax Assets, Tax Credit Carryforwards [Abstract]
Operating Lease Liability	15.5	17.2
All Other, Net	21.8	4.8
Net Deferred Tax Liabilities	(1,101.1)	(1,000.9)
Reconciliation of the Beginning and Ending Amount of Unrecognized Tax Benefits
Balance at January 1,	0.0	3.2		$ 8.4
Increase - Tax Positions Taken During a Prior Period	5.1	0.0		0.0
Decrease - Tax Positions Taken During a Prior Period	0.0	(3.2)		(5.2)
Increase - Tax Positions Taken During the Current Year	0.0	0.0		0.0
Decrease - Settlements with Taxing Authorities	0.0	0.0		0.0
Decrease - Lapse of the Applicable Statute of Limitations	0.0	0.0		0.0
Balance at December 31,	5.1	0.0		3.2
Income Taxes (Textuals) [Abstract]
Income Tax Expense/Benefit	44.2	34.4		45.2
Operating Income (Loss)	(413.7)	(385.2)		(403.7)
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions	5.1	0.0		0.0
Unrecognized Tax Benefits, Decrease Resulting from Prior Period Tax Positions	0.0	3.2		5.2
Unrecognized Tax Benefits, Increase Resulting from Current Period Tax Positions	0.0	0.0		0.0
Unrecognized Tax Benefits, Decrease Resulting from Current Period Tax Positions	0.0	0.0		0.0
Unrecognized Tax Benefits, Decrease Resulting from Settlements with Taxing Authorities	0.0	0.0		0.0
Unrecognized Tax Benefits, Reduction Resulting from Lapse of Applicable Statute of Limitations	0.0	0.0		0.0
Unrecognized Tax Benefits	$ 5.1	0.0		3.2
Ohio Power Co [Member] | Minimum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date	Dec. 31, 2036
Ohio Power Co [Member] | Maximum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date	Dec. 31, 2041
Public Service Co Of Oklahoma [Member]
Federal:
Current	$ (3.3)	(109.6)		(11.4)
Deferred	(50.5)	105.6		8.3
Total Federal	(53.8)	(4.0)		(3.1)
Current	0.0	0.0		0.1
Deferred	4.6	8.1		8.2
Total State and Local	4.6	8.1		8.3
Income Tax Expense (Benefit):
Income Tax Expense/Benefit	(49.2)	4.1		5.2
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income	167.6	141.1		123.0
Income Tax Expense/Benefit	(49.2)	4.1		5.2
Pretax Income	118.4	145.2		128.2
Income Taxes on Pretax Income at Statutory Rate (21%)	$ 24.9	$ 30.5		$ 26.9
Federal Statutory Income Tax Rate	21.00%	21.00%		21.00%
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
Investment Tax Credit Amortization	$ (1.6)	$ (1.8)		$ (2.1)
Production Tax Credits	(47.7)	(6.0)		0.0
State and Local Income Taxes, Net	4.3	6.4		6.5
Parent Company Loss Benefit	0.0	0.0		(0.2)
Tax Reform Excess ADIT Reversal	(25.4)	(25.4)		(25.5)
Federal Return to Provision	(3.7)	0.7		(0.5)
Other	0.0	(0.3)		0.1
Income Tax Expense/Benefit	$ (49.2)	$ 4.1		$ 5.2
Effective Income Tax Rate	(41.60%)	2.80%		4.10%
Net Deferred Tax Liability and Significant Temporary Differences
Deferred Tax Assets	$ 225.0	$ 170.0
Deferred Tax Liabilities	(1,013.6)	(952.3)
Property Related Temporary Differences	(763.3)	(708.6)
Amounts Due from Customers for Future Federal Income Taxes	96.0	111.5
Deferred State Income Taxes	(81.9)	(83.2)
Regulatory Assets	(140.2)	(228.0)
Net Operating Loss Carryforward	25.8	111.4
Deferred Tax Assets, Tax Credit Carryforwards [Abstract]
Tax Credit Carryforward	54.3	6.6
All Other, Net	20.7	8.0
Net Deferred Tax Liabilities	(788.6)	(782.3)
Income Taxes (Textuals) [Abstract]
Income Tax Expense/Benefit	(49.2)	4.1		$ 5.2
Operating Income (Loss)	$ (180.8)	(192.9)		(175.9)
Public Service Co Of Oklahoma [Member] | Minimum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date	Dec. 31, 2036
Public Service Co Of Oklahoma [Member] | Maximum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date	Dec. 31, 2041
Southwestern Electric Power Co [Member]
Federal:
Current	$ (32.3)	(16.7)		(13.6)
Deferred	13.4	26.2		19.6
Total Federal	(18.9)	9.5		6.0
Current	(1.8)	0.4		(8.2)
Deferred	(4.5)	(10.5)		11.6
Total State and Local	(6.3)	(10.1)		3.4
Income Tax Expense (Benefit):
Income Tax Expense/Benefit	(25.2)	(0.6)		9.4
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Net Income	294.3	242.1		183.7
Less: Equity Earnings	(1.4)	(3.4)		(2.9)
Income Tax Expense/Benefit	(25.2)	(0.6)		9.4
Pretax Income	267.7	238.1		190.2
Income Taxes on Pretax Income at Statutory Rate (21%)	$ 56.2	$ 50.0		$ 39.9
Federal Statutory Income Tax Rate	21.00%	21.00%		21.00%
Reconciliation of Federal Statutory Rate and Amount of Taxes Reported
Depreciation	$ 2.3	$ 1.8		$ 1.9
Depletion	(4.0)	(2.7)		(3.4)
Production Tax Credits	(57.1)	(7.2)		0.0
State and Local Income Taxes, Net	(4.9)	(8.0)		2.7
Parent Company Loss Benefit	0.0	0.0		(5.6)
Tax Reform Excess ADIT Reversal	(14.8)	(31.1)		(21.9)
Other	(2.9)	(3.4)		(4.2)
Income Tax Expense/Benefit	$ (25.2)	$ (0.6)		$ 9.4
Effective Income Tax Rate	(9.40%)	(0.30%)		4.90%
Net Deferred Tax Liability and Significant Temporary Differences
Deferred Tax Assets	$ 374.9	$ 336.4
Deferred Tax Liabilities	(1,464.6)	(1,424.0)
Property Related Temporary Differences	(1,053.8)	(989.6)
Amounts Due from Customers for Future Federal Income Taxes	146.2	154.8
Deferred State Income Taxes	(208.7)	(234.9)
Regulatory Assets	(114.1)	(101.4)
Net Operating Loss Carryforward	42.7	67.4
Deferred Tax Assets, Tax Credit Carryforwards [Abstract]
Tax Credit Carryforward	66.0	8.5
All Other, Net	32.0	7.6
Net Deferred Tax Liabilities	(1,089.7)	(1,087.6)
Income Taxes (Textuals) [Abstract]
Income Tax Expense/Benefit	(25.2)	(0.6)		$ 9.4
Operating Income (Loss)	$ (370.0)	(339.5)		(290.5)
Southwestern Electric Power Co [Member] | Minimum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date	Dec. 31, 2036
Southwestern Electric Power Co [Member] | Maximum [Member]
Income Taxes (Textuals) [Abstract]
Tax Credit Carryforward, Expiration Date	Dec. 31, 2041
Arkansas
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	$ 224.4
Arkansas | Minimum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2023
Arkansas | Maximum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2032
Arkansas | Southwestern Electric Power Co [Member] | Minimum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2023
Arkansas | Southwestern Electric Power Co [Member] | Maximum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2032
Kentucky
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	$ 231.3
Kentucky | Minimum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2030
Kentucky | Maximum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2037
Louisiana
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	$ 586.8
Louisiana | Southwestern Electric Power Co [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	577.2
Oklahoma
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	$ 943.3
Oklahoma | Minimum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2037
Oklahoma | Maximum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2037
Oklahoma | AEP Transmission Co [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	$ 33.0
Oklahoma | AEP Transmission Co [Member] | Minimum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2037
Oklahoma | AEP Transmission Co [Member] | Maximum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2037
Oklahoma | Public Service Co Of Oklahoma [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	$ 899.6
Oklahoma | Public Service Co Of Oklahoma [Member] | Minimum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2037
Oklahoma | Public Service Co Of Oklahoma [Member] | Maximum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2037
Tennessee
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	$ 77.7
Tennessee | Minimum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2030
Tennessee | Maximum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2037
Virginia
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	$ 11.2
Virginia | Minimum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2030
Virginia | Maximum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2037
West Virginia
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	$ 12.3
West Virginia | Minimum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2029
West Virginia | Maximum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2037
Ohio Municipal
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	$ 1,257.7
Ohio Municipal | Minimum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2023
Ohio Municipal | Maximum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2027
Ohio Municipal | Ohio Power Co [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	$ 190.1
Ohio Municipal | Ohio Power Co [Member] | Minimum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2024
Ohio Municipal | Ohio Power Co [Member] | Maximum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2027
Colorado
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	$ 82.6
Pennsylvania | Minimum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2030
Pennsylvania | Maximum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2042
Illinois
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	$ 52.4
Federal
Tax Credit Carryforward
Tax Credit Carryforward, Amount	612.0
Federal | AEP Texas Inc. [Member]
Tax Credit Carryforward
Tax Credit Carryforward, Amount	1.5
Federal | AEP Transmission Co [Member]
Tax Credit Carryforward
Tax Credit Carryforward, Amount	0.2
Federal | Appalachian Power Co [Member]
Tax Credit Carryforward
Tax Credit Carryforward, Amount	2.0
Federal | Indiana Michigan Power Co [Member]
Tax Credit Carryforward
Tax Credit Carryforward, Amount	11.4
Federal | Ohio Power Co [Member]
Tax Credit Carryforward
Tax Credit Carryforward, Amount	1.0
Federal | Public Service Co Of Oklahoma [Member]
Tax Credit Carryforward
Tax Credit Carryforward, Amount	54.3
Federal | Southwestern Electric Power Co [Member]
Tax Credit Carryforward
Tax Credit Carryforward, Amount	66.0
State and Local Jurisdiction
Tax Credit Carryforward
Tax Credit Carryforward, Amount	39.2
State and Local Jurisdiction | AEP Texas Inc. [Member]
Tax Credit Carryforward
Tax Credit Carryforward, Amount	0.0
State and Local Jurisdiction | AEP Transmission Co [Member]
Tax Credit Carryforward
Tax Credit Carryforward, Amount	0.0
State and Local Jurisdiction | Appalachian Power Co [Member]
Tax Credit Carryforward
Tax Credit Carryforward, Amount	0.0
State and Local Jurisdiction | Indiana Michigan Power Co [Member]
Tax Credit Carryforward
Tax Credit Carryforward, Amount	0.0
State and Local Jurisdiction | Ohio Power Co [Member]
Tax Credit Carryforward
Tax Credit Carryforward, Amount	0.0
State and Local Jurisdiction | Public Service Co Of Oklahoma [Member]
Tax Credit Carryforward
Tax Credit Carryforward, Amount	39.2
State and Local Jurisdiction | Southwestern Electric Power Co [Member]
Tax Credit Carryforward
Tax Credit Carryforward, Amount	0.0
MICHIGAN
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	$ 58.7
MICHIGAN | Minimum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2029
MICHIGAN | Maximum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2031
NEW JERSEY
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	$ 13.7
NEW JERSEY | Minimum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2036
NEW JERSEY | Maximum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2040
NEW MEXICO
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	$ 22.9
PENNSYLVANIA
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	$ 64.4
ILLINOIS | Minimum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2031
ILLINOIS | Maximum [Member]
Net Income Tax Operating Loss Carryforwards
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2041
Arkansas | Southwestern Electric Power Co [Member]
Net Income Tax Operating Loss Carryforwards
Net Income Tax Operating Loss Carryforward	$ 224.2
Dolet Hills Lignite Co, LLC [Member]
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Less: Equity Earnings	(1.4)	(3.4)		(2.9)
Dolet Hills Lignite Co, LLC [Member] | Southwestern Electric Power Co [Member]
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Less: Equity Earnings	(1.4)	(3.4)		(2.9)
Investment funds | Ohio Power Co [Member]
Reconciliation of Federal Income Taxes and Amount of Income Tax Reported
Less: Equity Earnings	$ (0.6)	$ 0.0		$ 0.0

[1]	2021 amount represents an out of period adjustment related to Deferred Income Taxes and Income Tax Expense (Benefit). Management concluded the misstatement and subsequent correction was not material to the 2021 or prior period financial statements.